Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 15 - Fair Value Measurements

The Company accounts for certain liabilities at fair value and classifies these liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Liabilities subject to fair value measurements at March 31, 2024 are as follows:

	As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Liabilities
Forward purchase agreements	$-	$-	$201,250	$201,250
Earnout liabilities	-	-	611,000	611,000
Share based compensation liabilities	582,332	-	-	582,332
Total liabilities	$582,332	$-	$812,250	$1,394,582

Liabilities subject to fair value measurements at December 31, 2023 are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Forward purchase agreements	$-	$-	$717,000	$717,000
Earnout liabilities	-	-	1,964,000	1,964,000
Share based compensation liabilities	862,614	-	-	862,614
Total liabilities	$862,614	$-	$2,681,000	$3,543,614

Forward purchase agreement liabilities

In connection with the Business Combination, the Company entered into Forward Purchase Agreements as defined in Note 1. Pursuant to the terms of the Forward Purchase Agreements, the Sellers intend, but are not obligated, to purchase up to a maximum of 2,080,915 of PCCT’s Class A Ordinary Shares from holders (other than PCCT or its affiliates) who have elected to redeem such shares in connection with the Business Combination. Purchases by the Sellers will be made through brokers in the open market after the redemption deadline of October 18, 2024 in connection with the Business Combination at a price no higher than the redemption price to be paid by the Company in connection with the Business Combination. The Forward Purchase Agreements are within the scope of ASC 480 due to the obligation to repurchase the issuer’s equity shares and transfer cash. Upon the close of the Business Combination, a fair value of $965,000 was assumed by Spectaire. Subsequent to the close of the Business Combination and to December 31, 2023, the Company received proceeds of $346,323 related to the Forward Purchase Agreements. For the three months ended March 31, 2024, the Company received $679,660 related to the Forward Purchase Agreements. The proceeds are included in additional paid-in capital on the condensed consolidated balance sheets. As of March 31, 2024, 161,000 shares remain outstanding under the Forward Purchase Agreements and the forward purchase agreement liabilities were calculated based on the put option price and number of shares that remain outstanding. Based on the above, $515,750 was recognized as a net gain within change in fair value of forward purchase agreements on the condensed consolidated statements of operations for the three months ended March 31, 2024.

Earnout Liabilities

Holders of former PCCT Common Stock will be entitled to receive additional Earnout Shares if certain conditions are met. The number of Earnout Shares will be equal to 7,500,000 additional shares of PCCT Common Stock (as equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to the Company’s Common Stock occurring on or after the Closing). The Earnout Shares may be issued in three equal tranches upon the volume-weighted price per share of PCCT Common Stock equaling or exceeding $15.00, $20.00 or $25.00 for at least 20 trading days in any consecutive 30-day trading period within the five-year period (“Earnout Period”) following the closing of the Business Combination. If, during the Earnout Period, there is a Change of Control where the Company (“Acquiror”) or its stockholders have the right to receive consideration implying a value per share of Acquiror Common Stock of less than $15 no Earnout Shares will be issuable. If the value per share of Acquiror Common Stock is greater than or equal to $15 but less than $20 than Acquiror shall issue 2,500,000 shares of Acquiror Common Stock to the Eligible Company Equityholders. If the value per share of Acquiror Common Stock is greater than or equal to $20 but less than $25 than Acquiror shall issue 5,000,000 shares of Acquiror Common Stock to the Eligible Company Equityholders. If the value per share of Acquiror Common Stock is greater than or equal to $25 than Acquiror shall issue 7,500,000 shares of Acquiror Common Stock to the Eligible Company Equityholders.

If, during the Earnout Period, (i) any liquidation, dissolution or winding up of Acquiror is initiated, (ii) any bankruptcy, dissolution or liquidation proceeding is instituted by or against Acquiror or (iii) Acquiror makes an assignment for the benefit of creditors or consents to the appointment of a custodian, receiver or trustee for all or substantial part of its assets or properties, then any Earnout Shares that have not been previously issued by Acquiror (whether or not previously earned) shall be deemed earned and due by Acquiror to the Eligible Company Equityholders.

In accordance with ASC 718, these are awards granted with a market condition. The effect of this market condition was reflected in the grant-date fair value of an award. The fair value of the earnout shares was estimated using a Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the earnout shares:

	As of March 31, 2024	As of December 31, 2023
Stock Price	$0.71	$1.65
Volatility	70%	60%
Risk free rate of return	4.25%	3.62%
Expected term (in years)	4.55	4.8

	As of March 31, 2024	As of December 31, 2023
Liability at beginning of the period	$1,964,000	$-
Assumed in the Business Combination	-	49,894,000
Change in fair value	(1,353,000)	(47,930,000)
Balance at end of the period	$611,000	$1,964,000

Note 15 - Fair Value Measurements

The Company accounts for certain liabilities at fair value and classify these liabilities within the fair value hierarchy (Level 1, Level 2, or Level 3).

Liabilities subject to fair value measurements are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities
Forward purchase agreements	-	-	717,000	717,000
Earnout liabilities	-	-	1,964,000	1,964,000
Share based compensation liabilities	862,614	-	-	862,614
Total liabilities	$862,614	$-	$2,681,000	$3,543,614

Forward purchase agreement liabilities

In connection with the Business Combination, the Company entered into Forward Purchase Agreements as defined in Note 1.  Pursuant to the terms of the Forward Purchase Agreements, the Sellers intend, but are not obligated, to purchase up to a maximum of 2,080,915 of PCCT’s Class A Ordinary Shares from holders (other than PCCT or its affiliates) who have elected to redeem such shares in connection with the Business Combination. Purchases by the Sellers will be made through brokers in the open market after the redemption deadline of October 18, 2024 in connection with the Business Combination at a price no higher than the redemption price to be paid by the Company in connection with the Business Combination. The Forward Purchase Agreements are within the scope of ASC 480-10 due to the obligation to repurchase the issuer’s equity shares and transfer cash. Upon the close of the Business Combination, a fair value of $965,000 was assumed by Spectaire. Subsequent to the close of the Business Combination and to December 31, 2023, the Company received proceeds of $346,323 related to the Forward Purchase Agreements. The proceeds are included in additional paid-in capital on the consolidated balance sheets.

The following table presents the changes in the fair value of the Forward Purchase Agreements liabilities at December 31, 2023.

For the year ended December 31, 2023
Liabilities at beginning of the period	$-
Assumed in the Business Combination	965,000
Change in fair value	(248,000)
Balance as of December 31, 2023	$717,000

Earnout Liabilities

Holders of PCCT Common Stock will be entitled to receive additional Earn-Out Shares if certain conditions are met. The number of Earnout Shares will be equal to 7,500,000 additional shares of PCCT Common Stock (as equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalizations, reclassifications, combinations, exchanges of shares or other like changes or transactions with respect to the Company’s Common Stock occurring on or after the Closing). The Earnout Shares may be issued in three equal tranches upon the volume-weighted price per share of PCCT Common Stock equaling or exceeding $15.00, $20.00 or $25.00 for at least 20 trading days in any consecutive 30-day trading period within the five-year period (“Earnout Period”) following the closing of the Business Combination. If, during the Earnout Period, there is a Change of Control where the Company (“Acquiror”) or its stockholders have the right to receive consideration implying a value per share of Acquiror Common Stock of less than $15 no Earnout Shares will be issuable. If the value per share of Acquiror Common Stock is greater than or equal to $15 but less than $20 than Acquiror shall issue 2,500,000 shares of Acquiror Common Stock to the Eligible Company Equityholders. If the value per share of Acquiror Common Stock is greater than or equal to $20 but less than $25 than Acquiror shall issue 5,000,000 shares of Acquiror Common Stock to the Eligible Company Equityholders. If the value per share of Acquiror Common Stock is greater than or equal to $25 than Acquiror shall issue 7,500,000 shares of Acquiror Common Stock to the Eligible Company Equityholders.

If, during the Earnout Period, (i) any liquidation, dissolution or winding up of Acquiror is initiated, (ii) any bankruptcy, dissolution or liquidation proceeding is instituted by or against Acquiror or (iii) Acquiror makes an assignment for the benefit of creditors or consents to the appointment of a custodian, receiver or trustee for all or substantial part of its assets or properties, then any Earnout Shares that have not been previously issued by Acquiror (whether or not previously earned) shall be deemed earned and due by Acquiror to the Eligible Company Equityholders.

In accordance with ASC 718, these are awards granted with a market condition. The effect of this market condition was reflected in the grant-date fair value of an award. The fair value of the earnout shares was estimated using a Monte Carlo simulation utilizing assumptions related to the contractual term of the instruments, estimated volatility of the price of the Common Stock and current interest rates. Below are the key assumptions used in valuing the earn-out shares:

As of 12/31/2023
Stock Price	$1.65
Volatility	60%
Risk free rate of return	3.62%
Expected term (in years)	4.8

For the year ended December 31, 2023
Liability at beginning of the period	$-
Assumed in the Business Combination	49,894,000
Change in fair value	(47,930,000)
Balance as of December 31, 2023	$1,964,000